SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
Property plant and equipment disclosures
Property plant and equipment gross		$ 845	$ 815
Less accumulated depreciation & amortization		(450)	(417)
Property and equipment, net	401	395	398
Land
Property plant and equipment disclosures
Property plant and equipment gross		37	42
Building and Building Improvements
Property plant and equipment disclosures
Property plant and equipment gross		201	206
Transportation Equipment
Property plant and equipment disclosures
Property plant and equipment gross		60	44
Furniture and Fixtures
Property plant and equipment disclosures
Property plant and equipment gross		301	298
Capitalized Software
Property plant and equipment disclosures
Property plant and equipment gross		208	185
Less accumulated depreciation & amortization		(126)	(114)
Property and equipment, net		82	71
Construction in Progress
Property plant and equipment disclosures
Property plant and equipment gross		$ 38	$ 40